U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 24F-2
                    Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2


1.  Name and address of issuer:

   Invesco Exchange-Traded Fund Trust II
   3500 Lacey Road
   Downers Grove, IL  60515

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Invesco FTSE International Low Beta Equal Weight ETF
Invesco S&P Emerging Markets Low Volatility ETF
Invesco S&P Emerging Markets Momentum ETF
Invesco S&P International Developed High Dividend Low Volatility ETF Invesco S&P International Developed Low Volatility ETF
Invesco S&P International Developed Momentum ETF
Invesco PureBetaSM 0-5 Yr US TIPS ETF
Invesco PureBetaSM FTSE Developed ex-North America ETF
Invesco PureBetaSM FTSE Emerging Markets ETF
Invesco China Technology ETF
Invesco DWA Developed Markets Momentum ETF
Invesco DWA Emerging Markets Momentum ETF
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Invesco FTSE RAFI Emerging Markets ETF
Invesco Global Clean Energy ETF
Invesco Global Water ETF
Invesco International BuyBack AchieversTM ETF
Invesco MSCI Global Timber ETF
Invesco S&P Global Water Index ETF
Invesco S&P International Developed Quality ETF
Invesco Emerging Markets Sovereign Debt ETF
Invesco Global Short Term High Yield Bond ETF
Invesco International Corporate Bond ETF
Invesco MSCI Emerging Markets Equal Country Weight ETF
Invesco China Real Estate ETF
Invesco China Small Cap ETF
Invesco Frontier Markets ETF
Invesco S&P Global Dividend Opportunities Index ETF
Invesco Emerging Markets Revenue ETF
Invesco Emerging Markets Ultra Dividend Revenue ETF
Invesco International Revenue ETF
Invesco International Ultra Dividend Revenue ETF

3.  Investment Company Act File Number: 811-21977

    Securities Act File Number: 333-138490

4.  (a)  Last day of fiscal year for which this Form is filed: 10/31/2020

    (b)  Check box if this Form is being filed late (i.e., more than 90
    calendar days after the end of the Issuer's fiscal year).   [   ]

	NOTE: IF THE FORM IS BEING FILED LATE,
	INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

    (c)  Check box if this is the last time the issuer will be filing
    this form.   [   ]

5.  Calculation of registration fee:

    (i) Aggregate sale price of securities sold during
    the fiscal year pursuant to section 24(f):            $ 3,376,717,904

    (ii) Aggregate price of securities
    redeemed or repurchased during the
    fiscal year:                             $ 4,085,354,285

    (iii) Aggregate price of securities
    redeemed or repurchased during any
    prior fiscal year ending no earlier
    than October 11, 1995 that were not
    previously used to reduce registration
    fees payable to the Commission:          $  1,262,633,612

    (iv) Total available redemption credits [add
    items 5(ii) and 5(iii):                             - $  5,347,987,897

    (v) Net sales - if item 5(i) is greater than
    Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:      $ 0

    (vi) Redemption credits available for
    use in future years - if Item 5(i) is
    less than Item 5(iv) [subtract Item
    5(iv) from Item 5(i)]:                   $ (1,971,269,993)

    (vii) Multiplier for determining registration fee:    x 0.0001091

    (viii) Registration fee due [multiply Item 5(v) by
    Item 5(vii)]:                                         = $ 0

6.  Prepaid Shares

    If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, than state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:

                                                          +$ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                          =$ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

    CIK Number designated to receive payment:  0001378872

    Method of Delivery:

    [ ]   Wire Transfer
    [ ]   Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     /s/ Mary Juenke
        Mary Juenke
        Assistant Treasurer

Date:   January 22, 2021